Annual Total Returns - Technology Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Technology Fund - Investor Class	Aug. 01, 2021
Bar Chart Table:
Annual Return 2011	(9.21%)
Annual Return 2012	11.80%
Annual Return 2013	35.69%
Annual Return 2014	10.01%
Annual Return 2015	1.25%
Annual Return 2016	11.46%
Annual Return 2017	33.07%
Annual Return 2018	(1.12%)
Annual Return 2019	40.13%
Annual Return 2020	49.85%